Derivative Financial Instruments and Risk Management - Fair Values of Derivative Instruments Designated as Cash Flow Hedges (Detail) (Cash Flow Hedging [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Notional Amounts	$ 2,706	$ 3,592
Derivative Assets	116	17
Derivative Liabilities	(15)	(51)
Currency forwards and swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amounts	2,494	3,369
Derivative Assets	107	4
Derivative Liabilities	(12)	(43)
Commodity swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amounts	212	223
Derivative Assets	9	13
Derivative Liabilities	$ (3)	$ (8)